Dividends - Additional Information (Detail)	Nov. 02, 2021 $ / shares
Dividends Payable [Line Items]
Quarterly dividend payment per share	$ 0.395
Cash dividend anticipated payable date	2022-04
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 02, 2021
Quarterly dividend payment per share	$ 0.36
Record Date	Dec. 31, 2021
Cash dividend payable date	Jan. 28, 2022